Offerings - Offering: 1	Aug. 13, 2024 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.50 par value per share
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,600.00	[1]
Offering Note	Calculated in accordance with Rule 457(o) and Rule 457(r) under the Securities Act of 1933, as amended. These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” exhibit in the registrant’s Registration Statement on Form S-3 (File No. 333-277563), which was filed on March 1, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

[1]	Calculated in accordance with Rule 457(o) and Rule 457(r) under the Securities Act of 1933, as amended. These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” exhibit in the registrant’s Registration Statement on Form S-3 (File No. 333-277563), which was filed on March 1, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.